Note 7 - Investment Securities Available for Sale (Details) - Gross Unrealized Losses and Fair Value $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Note 7 - Investment Securities Available for Sale (Details) - Gross Unrealized Losses and Fair Value [Line Items]
Number of securities	3	2
Fair value, less than twelve months	$ 3,005	$ 0
Gross unrealized losses, less than twelve months	(18)	0
Fair value, twelve months or greater	0	1,706
Gross unrealized losses, twelve months or greater	0	(54)
Fair value	3,005	1,706
Gross unrealized losses	$ (18)	$ (54)
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Governmental National Mortgage Association [Member]
Note 7 - Investment Securities Available for Sale (Details) - Gross Unrealized Losses and Fair Value [Line Items]
Number of securities	2
Fair value, less than twelve months	$ 1,990
Gross unrealized losses, less than twelve months	(13)
Fair value, twelve months or greater	0
Gross unrealized losses, twelve months or greater	0
Fair value	1,990
Gross unrealized losses	$ (13)
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Federal Home Loan Mortgage Corporation [Member]
Note 7 - Investment Securities Available for Sale (Details) - Gross Unrealized Losses and Fair Value [Line Items]
Number of securities	1
Fair value, less than twelve months	$ 1,015
Gross unrealized losses, less than twelve months	(5)
Fair value, twelve months or greater	0
Gross unrealized losses, twelve months or greater	0
Fair value	1,015
Gross unrealized losses	$ (5)
Short-Term Bond Fund [Member]
Note 7 - Investment Securities Available for Sale (Details) - Gross Unrealized Losses and Fair Value [Line Items]
Number of securities		1
Fair value, less than twelve months		$ 0
Gross unrealized losses, less than twelve months		0
Fair value, twelve months or greater		1,180
Gross unrealized losses, twelve months or greater		(34)
Fair value		1,180
Gross unrealized losses		$ (34)
Limited-Term Bond Fund [Member]
Note 7 - Investment Securities Available for Sale (Details) - Gross Unrealized Losses and Fair Value [Line Items]
Number of securities		1
Fair value, less than twelve months		$ 0
Gross unrealized losses, less than twelve months		0
Fair value, twelve months or greater		526
Gross unrealized losses, twelve months or greater		(20)
Fair value		526
Gross unrealized losses		$ (20)